Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts Disclosure [Table Text Block]

		Additions
In millions	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2011
Allowance for uncollectible accounts	$16	$20	$-	$(19)	$17
Income tax valuation	3	-	-	-	3

2012
Allowance for uncollectible accounts	$17	$25	$3	$(17)	$28
Income tax valuation	3	-	19	-	22

2013
Allowance for uncollectible accounts	$28	$37	$-	$(36)	$29
Income tax valuation	22	-	-	-	22